SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

a.    Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulation of the U.S. Securities and Exchange Commission (the “SEC”).

Foreign currency translation

b.    Foreign currency translation

The Company uses US$ as its reporting currency. The functional currency of the Company and its subsidiaries incorporated in the Cayman Islands, United States, is US$. In the consolidated financial statements, the financial information of the Company and its subsidiaries, which use US$ or their respective local currency as their functional currency, have been translated into US$. Assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at historical exchange rates, and revenues, expenses, gains, and losses are translated using the average exchange rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of other comprehensive income or loss in the statement of comprehensive income.

Foreign currency transactions denominated in currencies other than functional currency are translated into functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are remeasured at the applicable rates of exchange in effect at that date. Foreign exchange gains and losses resulting from the settlement of such transactions and from remeasurement at year-end are recognized in foreign currency exchange gains/losses, net in the consolidated statement of comprehensive income.

Historically, the Company presented its financial results in Renminbi. Starting from January 1, 2023, the Company changed its reporting currency from Renminbi to U.S. dollars since a majority of its revenues and expenses are now denominated in U.S. dollars. The Company believes the alignment of the reporting currency with the underlying operations would better illustrate its results of operations for each period. The historical results of operations and financial statements included in this report are presented based on what were presented in the previous filed Form 20-F.

Use of estimates

c.    Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments, and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses and the related disclosure of contingent assets and liabilities. On an on-going basis, the Group evaluates its estimates, including those related to the useful lives of long-lived assets including property and equipment, stock-based compensation, fair value of assets and liabilities acquired in business combinations, impairment of intangible assets and other long-lived assets, income taxes and provision for doubtful accounts. The Group bases its estimates of the carrying value of certain assets and liabilities on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, when these carrying values are not readily available from other sources. Actual results may differ from these estimates.

Basis of consolidation

d.    Basis of consolidation

All significant inter-company transactions and balances have been eliminated upon consolidation.

The consolidated financial statements include the financial statements of the Company, its subsidiaries.

Reclassifications	e. Reclassifications Certain prior year amounts were reclassified to conform with current year’s presentation.
Cash and cash equivalents

f.    Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, cash in bank with no restrictions, as well as highly liquid investments which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when initially purchased.

Restricted cash

g.    Restricted cash

Restricted cash includes the deposits required by department of education for contract implementation and the deposits necessary to secure lines of credit from financial institutions.

Accounts receivable, net	h. Accounts receivable, net Accounts receivable, net mainly represent the amounts due from the students of the Group’s school in the US.
Allowance for Credit Losses

i.    Allowance for Credit Losses

In accordance with Accounting Standards Codification (“ASC”) Topic 326, Financial Instruments - Credit Losses, the Company estimates and records an expected lifetime credit loss on accounts receivable and long-term receivable included in other non-current assets by utilizing historical write-off rates as a starting point for determining expected credit losses and has considered all available relevant information, including details about past events, current conditions, and reasonable and supportable forecasts, as well as their impact on the expected credit losses. The allowance for expected credit losses is adjusted for current conditions and reasonable and supportable forecasts. The Company recognized a provision for expected credit losses on accounts receivable of $1,106 and $533 in 2022 and 2023, respectively, and on long-term receivable of $769 in 2023.

Property and equipment

j.    Property and equipment

Property and equipment are stated at cost less accumulated depreciation and impairment if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Buildings	20-40 years
Motor vehicles	5 years
Office and computer equipment	3-10 years
Leasehold improvements	Shorter of the remaining lease terms or estimated useful lives

Intangible assets

k.    Intangible assets

Intangible assets represent brand, software, trade name and accreditation. The software was initially recorded at historic acquisition costs or cost directly incurred to develop the software during the application development stage that can provide future benefits, and amortized on a straight-line basis over estimated useful lives.

Other finite lived intangible assets are initially recorded at fair value when acquired in a business combination, in which the finite intangible assets are amortized on a straight-line basis except student populations and customer relationships which are amortized using an accelerated method to reflect the expected departure rate over the remaining useful life of the asset. The Group reviews identifiable amortizable intangible assets to be held and used for impairment whenever events or changes in circumstances indicate that the carrying value of the assets may not be recoverable. Determination of recoverability is based on the lowest level of identifiable estimated undiscounted cash flows resulting from use of the asset and its eventual disposition. Measurement of any impairment loss is based on the excess of the carrying value of the asset over its fair value. The intangible assets have original estimated useful lives as follows (Refer to Note 8-Intangible Assets for further information):

Software	2 years to 10 years
Trade names	Indefinite
Brand	Indefinite
Others	1.3 years to 10 years

The Group has determined that trade names and brand have the continued ability to generate cash flows indefinitely. There are no legal, regulatory, contractual, economic or other factors limiting the useful life of the respective trade names and brand. Consequently, the carrying amounts of trade names and brand are not amortized but are tested for impairment as of September 30 every year or more frequently if events or circumstances indicate that the assets may be impaired. Such impairment test consists of a comparison of the fair values of the trade names and brand with their carrying amounts and an impairment loss is recognized if and when the carrying amounts of the trade names and brand exceed their fair values.

The Group performed impairment testing of indefinite-lived intangible assets in accordance with ASC 350, as of September 30 every year, which requires an entity to evaluate events and circumstances that may affect the significant inputs used to determine the fair value of the indefinite-lived intangible assets when performing qualitative assessment. When these events occur, the Group estimates the fair value of these trade names and brand with the Relief from Royalty method (“RFR”), which is one of the income approaches. RFR method is generally applied for assets that frequently licensed in exchange for royalty payments. As the owner of the asset is relieved from paying such royalties to a third party for using the asset, economic benefit is reflected by notional royalty savings. An impairment loss is recognized for any excess in the carrying value over the fair value of trade names and brands.

Segments

l.    Segments

The Group evaluates a reporting unit by first identifying its operating segments, and then evaluates each operating segment to determine if it includes one or more components that constitute a business. If there are components within an operating segment that meets the definition of a business, the Group evaluates those components to determine if they must be aggregated into one or more reporting units. If applicable, when determining if it is appropriate to aggregate different operating segments, the Group determines if the segments are economically similar and, if so, the operating segments are aggregated. The Group has one reportable segment, which is CP& CE Programs as of December 31, 2023.

Impairment of long-lived assets

m.    Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows.

Revenue recognition

n.    Revenue recognition

The Group’s revenue is generated from delivering educational programs.

The core principle of ASC 606 is that an entity recognizes revenue when control of the promised goods or services is transferred to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

To achieve that principle, the Group applies the following steps:

Step 1: Identify the contract(s) with a customer;

Step 2: Identify the performance obligations in the contract;

Step 3: Determine the transaction price;

Step 4: Allocate the transaction price to the performance obligations in the contract;

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The Group has one reportable segment, which is CP& CE Programs. Bay State College and NewSchool in U.S. under CP&CE Programs offer career-focused post-secondary educational services to undergraduate students in U.S.

For undergraduate students, usually there are no written formal contracts between the Group and the students according to business practice. Records with students’ name, grade, tuition and fee collected are signed or confirmed by students. Academic requirements and each party’s rights are communicated with students through enrollment brochures or daily teaching and academic activities.

For undergraduate students, the Group’s performance obligation is to provide acknowledged academic education within academic years, and post-secondary with Associates and Bachelor’s programs within agreed-upon periods. The transaction price is the tuition fee received and circumstances like other variable consideration, significant financing component, noncash consideration, consideration payable to a customer did not exist. As there is only one performance obligation, the transaction price is allocated to the one performance obligation. The Group satisfies performance obligation to students over time, and recognizes revenue according to school days consumed in each month of a semester.

Contract Balances

The transferred control of promised service to customers results in the Group’s unconditional rights and conditional consideration receivable on passage of time. The Group has no contract assets as of December 31, 2022 and 2023.

The contract liabilities consist of deferred revenue, which relates to unsatisfied performance obligations at the end of each reporting period and consists of tuition received in advance from students. As of December 31, 2022 and 2023, the Group’s deferred revenue amount to $754 and $544, respectively.

Cost of revenues

o.    Cost of revenues

Cost of revenues for educational programs and services primarily consist of teaching fees and performance-linked bonuses paid to the teachers, rental payments for the schools and learning centers, depreciation and amortization of property, equipment and land use rights used in the provision of educational services, costs of educational materials.

Leases

p.    Leases

The Group accounts for its lease under ASC 842 Leases, and identifies lease as a contract, or part of a contract, that conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. For all operating leases except for short-term leases, the Group recognizes operating right-of-use assets and operating lease liabilities. Leases with an initial term of 12 months or less are short-term lease and not recognized as right-of-use assets and lease liabilities on the consolidated balance sheet. The Group recognizes lease expense for short-term leases on a straight-line basis over the lease term. For finance lease, the Group recognizes finance lease right-of-use assets. The operating lease liabilities are recognized based on the present value of the lease payments not yet paid, discounted using the Group’s incremental borrowing rate over a similar term of the lease payments at lease commencement. Some of the Group’s lease agreements contain renewal options; however, the Group do not recognize right-of-use assets or lease liabilities for renewal periods unless it is determined that the Group is reasonably certain of renewing the lease at inception or when a triggering event occurs. The right-of-use assets consist of the amount of the measurement of the lease liabilities and any prepaid lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Operating lease

When none of the criteria of finance lease are met, a lessee shall classify the lease as an operating lease.

Finance lease

The Group classifies a lease as a finance lease when the lease meets any of the following criteria at lease commencement:

a.The lease transfers ownership of the underlying asset to the lessee by the end of the lease term;
b.The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise;
c.The lease term is for the major part of the remaining economic life of the underlying asset;
d.The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments in accordance with ASC 842 paragraph 842-10-30-5(f) equals or exceeds substantially all of the fair value of the underlying asset;
e.The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of the lease term;

Advertising costs

q.    Advertising costs

The Group expenses advertising costs as incurred. Total advertising expenses from continuing operations were $1,035, $27 and $20 for the years ended December 31, 2021, 2022 and 2023, respectively, and have been included as part of selling and marketing expenses.

Fair value of financial instruments

r.    Fair value of financial instruments

Financial instruments include cash and cash equivalents, restricted cash, accounts receivable, prepayment and other current assets, accounts payable and short-term borrowings. The carrying values of the financial instruments approximate their fair values due to their short-term maturities.

Net (loss) income per share

s.    Net (loss) income per share

Basic earnings per share is computed by dividing net income/(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income/(loss) attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary share equivalents consist of the ordinary shares issuable upon the vest of restricted shares. Ordinary share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive. Ordinary share equivalents are also excluded from the calculation in loss periods, as their effects would be anti-dilutive.

Income taxes

t.    Income taxes

Income taxes are provided for in accordance with the laws of the relevant taxing authorities. Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, net of operating loss carry forwards and credits, by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

ASC 740-10-50-19 requires that an entity disclose its policy on classification of interest and penalties due to taxing authorities in the notes to the financial statements. In addition, ASC 740-10-50-15(c) requires that all entities disclose in the statement of operations and in the statement of financial position the total amounts of the interest and penalties related to tax positions recognized. As of December 31, 2023, the Company did not have any interest or penalty on tax deficiencies.

Deferred tax liabilities and assets are classified as noncurrent and presented with a netted off amount in the consolidated balance sheets as of December 31, 2022 and 2023, respectively.

Uncertain tax positions

u.    Uncertain tax positions

The Group adopted the guidance on accounting for uncertainty in income taxes under ASC 740, which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on the de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Group’s uncertain tax positions and determining its provision for income taxes. The Group establishes reserves for tax-related uncertainties based on estimates of whether, and the extent to which, additional taxes will be due. These reserves are established when the Group believes that certain positions might be challenged despite its belief that its tax return positions are in accordance with applicable tax laws. The Group adjusts these reserves in light of changing facts and circumstances, such as the closing of a tax audit, new tax legislation, or the change of an estimate. To the extent that the final tax outcome of these matters is different than the amounts recorded, such differences will affect the provision for income taxes in the period in which such determination is made. The provision for income taxes includes the effect of reserve provisions and changes to reserves that are considered appropriate, as well as the related net interest and penalties where applicable.

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2023, the Company did not have any unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months. For the years ended December 31, 2023, the Company did not incur any interest and penalties related to potential underpaid income tax expenses. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Comprehensive income

v.    Comprehensive income

U.S. GAAP generally requires that recognized revenue, expenses, gains and losses be included in net income or loss. Although certain changes in assets and liabilities are reported as separate components of the equity section of the consolidated balance sheet, such items, along with net income, are components of comprehensive income or loss. The components of other comprehensive income or loss consist of unrealized gain or loss on short term investments and foreign currency translation adjustments.

Share-based compensation

w.    Share-based compensation

The Group grants restricted stock to its employees and directors. The Group measures the cost of employee services received at the grant-date using the fair value of the equity instrument issued net of an estimated forfeiture rate, and therefore only recognizes compensation costs for those shares expected to vest over the service period of the award. The Group records stock-based compensation expense on a straight-line basis over the requisite service period, generally ranging from one year to four years.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.

Loss contingencies

x.    Loss contingencies

An estimated loss contingency is accrued and charged to the consolidated statements of operations and other comprehensive income (loss) if both of the following conditions are met: (1) Information available prior to issuance of the financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements. It is implicit in this condition that it must be probable that one or more future events will occur confirming the fact of the loss; (2) the amount of loss can be reasonably estimated.

The Group reviews its contingent issues on a timely basis to identify whether the above conditions are met.

Recently issued accounting standards

y.    Recently issued accounting standards

In November 2023, the FASB issued ASU No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which aims to improve financial reporting by requiring disclosure of incremental segment information on an annual and interim basis to enable investors to develop more decision-useful financial analyses. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company is currently evaluating the impact from the adoption of this ASU on its consolidated financial statements.

Recently issued ASUs by the FASB, except for the one mentioned above, have no material impact on the Group’s consolidated results of operations or financial position.